COMMITMENTS AND CONTINGENCIES - Dominion Harbor Settlement Note, Oil & Gas Purchase Payment and 3D Nano Purchase Payment (Details)			12 Months Ended
	Dec. 31, 2016 USD ($) shares	Oct. 29, 2015 USD ($) item $ / shares shares	Dec. 31, 2016 USD ($) item shares	Dec. 31, 2015 USD ($)
Dominion Harbor Settlement Note
Value of stock issued for services			$ 136,000	$ 900,500
Oil & Gas Purchase Payment
Oil & Gas Purchase Payment
Interest rate (as a percent)			0.00%
Purchase obligation for patents	$ 944,296		$ 944,296
3D Nano Purchase Payment
Interest rate (as a percent)			0.00%
3D Nano Purchase Payment
Oil & Gas Purchase Payment
Interest rate (as a percent)			0.00%
3D Nano Purchase Payment
Number of monthly payments to make under purchase agreement | item			2
Monthly agreed amount under purchase agreement			$ 100,000
Interest rate (as a percent)			0.00%
Purchase obligation	100,000		$ 100,000
Common Stock
Dominion Harbor Settlement Note
Issue common stock (in shares) | shares			3,481,997
Value of stock issued for services			$ 18	21
Dominion Harbor Group LLC
Dominion Harbor Settlement Note
Number of agreed monthly payments to make under settlement agreement | item		8
Monthly agreed amount		$ 25,000
Outstanding amount	$ 125,000		$ 125,000	$ 200,000
Dominion Harbor Group LLC | Common Stock
Dominion Harbor Settlement Note
Issue common stock (in shares) | shares	125,000	300,000
Shares issued, value per share | $ / shares		$ 1.71
Value of stock issued for services		$ 513,000